Advances to suppliers	12 Months Ended
Jun. 30, 2013
Advances To Suppliers Disclosure [Abstract]
Advances to suppliers

Note 7 – Advances to suppliers

Most of the Company’s vendors require an advance to ensure timely delivery and favorable pricing.

Such advances to suppliers amounted to $8,791,837 and $12,267,806 as of June 30, 2013 and 2012, respectively. For the years ended June 30, 2013 and 2012, the Company did not write off any uncollectible advances to suppliers.